SHARE-BASED COMPENSATION - Full Value Award Plans (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of the period (in shares)	5,300,000	5,200,000
Granted (in shares)	3,200,000	2,000,000.0
Issued (in shares)	(1,200,000)	(1,200,000)
Forfeited and withheld for tax (in shares)	(600,000)	(700,000)
Outstanding, end of the period (in shares)	6,683,782	5,300,000